Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (2,636,223)	$ (550,509)	$ (8,472,898)	$ (2,436,142)
Adjustments to reconcile net (loss) to net cash (used in) operating activities:
Amortization of discount on notes payable	119,549	26,146	107,016	67,363
Depreciation	3,542	1,097	10,174	1,799
Common stock issued for services	263,583	113,712	1,219,904	30,658
Options issued for services	670,767	47,009	1,273,393	59,473
Warrants issued for services	68,369	3,832	229,365	555,598
Change in derivative liabilities	222,857	(42,737)	2,236,401	753,240
Imputed Interest expense		2,290		8,316
Changes in operating assets and liabilities
Accounts receivables	16,426	$ (12,712)	(28,299)	$ (11,201)
Notes receivable	(130,000)
Prepaid expense	$ 4,310	$ (14,283)	209,370
Deposit		(33,152)	(30,953)	$ (2,550)
Accounts payable and other liabilities	$ 11,818	50,166	112,906	50,490
Net Cash (Used in) Operating Activities	(1,385,002)	(409,141)	(3,129,240)	(922,956)
CASH FLOWS FROM INVESTING ACTIVITIES:
Payments for equipment	(15,704)	(9,896)	(69,035)	$ (14,667)
Investment in Flowhub			175,000
Net Cash (Used in) Investing Activities	(15,704)	(9,896)	$ (244,035)	$ (14,667)
CASH FLOWS FROM FINANCING ACTIVITIES
Issuance of convertible debentures for cash	1,420,000			269,100
Issuance of common stock for cash, net of offering cost and warrants			$ 3,075,577	729,900
Proceeds from exercise of warrants	3,000	$ 332,000	542,086	72
Proceeds from exercise of options	5,000
Net Cash Provided by Financing Activities	1,428,000	$ 332,000	3,617,663	999,072
NET INCREASE IN CASH	27,294	(87,037)	244,388	61,449
CASH AT BEGINNING OF PERIOD	386,316	$ 141,928	141,928	80,479
CASH AT END OF YEAR	413,610		386,316	141,928
NON-CASH FINANCING ACTIVITIES
Convertible note issued in payment of liabilities	$ 35,000
Common stock issued upon conversion of debentures			60,000	0
Reclassification of derivative liabilities to equity			3,336,109	3,336,109
Common stock issued for services			0	54,342
Options issued for services			0	142,345
Preferred stock dividend			$ 0	4,358
Imputed Interest - APIC		$ 2,290		$ 8,316